CONSOLIDATED FINANCIAL STATEMENT DETAILS	12 Months Ended
Dec. 31, 2023
CONSOLIDATED FINANCIAL STATEMENT DETAILS
CONSOLIDATED FINANCIAL STATEMENT DETAILS
7.	CONSOLIDATED FINANCIAL STATEMENT DETAILS

Consolidated Balance Sheets

i.	Cash and cash equivalents:

	December 31,	December 31,
	2023	2022
Cash	$198.4	$269.8
Short-term deposits	154.0	148.3
	$352.4	$418.1

ii.	Accounts receivable and other assets:

	December 31,	December 31,
	2023	2022
Deferred payment consideration(a)	$107.9	$125.8
Prepaid expenses	43.1	33.8
VAT receivable(b)	44.7	90.9
Deposits	14.5	7.9
Other	58.5	59.8
	$268.7	$318.2

(a)	As at December 31, 2023, deferred payment consideration of $107.9 million is related to the fair value of the deferred payment consideration in connection with the sale of the Company’s Chirano operations, of which a portion was reclassified from long-term during the year ended December 31, 2023. As at December 31, 2022, the deferred payment consideration is comprised of $89.2 million related to the sale of the Company’s Chirano operations and $36.6 million related to the sale of the Company’s Russian operations, which was received during the year ended December 31, 2023. See Note 6ii and 6iii.
(b)	As at December 31, 2022, value added tax (“VAT”) receivable includes $40.8 million of receivables related to La Coipa that were collected during the year ended December 31, 2023.
iii.	Inventories:

	December 31,	December 31,
	2023	2022
Ore in stockpiles(a)	$469.6	$360.4
Ore on leach pads(b),(c)	701.3	643.2
In-process	139.5	82.5
Finished metal	17.3	62.0
Materials and supplies	367.9	320.8
	1,695.6	1,468.9
Long-term portion of ore in stockpiles and ore on leach pads(a),(b),(c)	(542.6)	(396.7)
	$1,153.0	$1,072.2

(a)	Ore in stockpiles relates to the Company’s operating mines. Low-grade material not scheduled for processing within the next 12 months is included in other long-term assets. See Note 7vi.
(b)	Ore on leach pads relates to the Company’s Bald Mountain, Fort Knox, and Round Mountain mines. Based on current mine plans, the Company expects to place the last tonne of ore on its leach pads at Bald Mountain in 2026 and at Round Mountain and Fort Knox in 2028. Material not scheduled for processing within the next 12 months is included in other long-term assets. See Note 7vi.
(c)	During the years ended December 31, 2023 and 2022, impairment charges to inventories were recorded to reduce the carrying value of inventory to its net realizable value. See Note 8i.
iv.	Property, plant and equipment:

		Mineral Interests
		Development and
	Land, plant and	operating	Pre-development
	equipment(a)	properties(b)	properties(c)	Total
Cost
Balance at January 1, 2023	$9,515.2	$8,222.6	$1,402.9	$19,140.7
Additions	677.5	532.7	22.9	1,233.1
Capitalized interest	23.3	19.4	66.2	108.9
Disposals	(110.2)	(7.7)	—	(117.9)
Change in reclamation and remediation obligations(d)	—	102.3	—	102.3
Other	32.8	(15.9)	—	16.9
Balance at December 31, 2023	10,138.6	8,853.4	1,492.0	20,484.0

Accumulated depreciation, depletion, and amortization
Balance at January 1, 2023	$(6,165.5)	$(5,233.8)	$—	$(11,399.3)
Depreciation, depletion and amortization	(589.3)	(634.9)	—	(1,224.2)
Disposals	102.7	—	—	102.7
Balance at December 31, 2023	(6,652.1)	(5,868.7)	—	(12,520.8)

Net book value	$3,486.5	$2,984.7	$1,492.0	$7,963.2

Amount included above as at December 31, 2023:
Assets under construction	$542.0	$267.4	$21.7	$831.1
Assets not being depreciated(e)	$806.6	$683.9	$1,492.0	$2,982.5

(a)	Additions for the year ended December 31, 2023 include $7.9 million of right-of-use (“ROU”) assets for lease arrangements entered into. Depreciation, depletion and amortization during the year ended December 31, 2023 includes depreciation for ROU assets of
$14.3 million. The net book value of property, plant and equipment includes ROU assets with an aggregate net book value of $31.7 million as at December 31, 2023.
(b)	As at December 31, 2023, the significant development and operating properties are Fort Knox, Round Mountain, Bald Mountain, Paracatu, Tasiast, La Coipa, Lobo-Marte and Manh Choh.
(c)	As at December 31, 2023, the significant pre-development properties includes $1,492.0 million for Great Bear.
(d)	See Note 13.
(e)	Assets not being depreciated relate to land, capitalized exploration and evaluation (“E&E”) costs, assets under construction, which relate to expansion projects, and other assets that are in various stages of being readied for use.

		Mineral Interests
		Development and
	Land, plant and	operating	Pre-development
	equipment(a)	properties(b)	properties(c)	Total
Cost
Balance at January 1, 2022	$10,524.5	$10,560.6	$517.3	$21,602.4
Additions	463.9	310.1	7.1	781.1
Acquisitions(d)	0.6	—	1,367.8	1,368.4
Capitalized interest	17.9	18.9	29.7	66.5
Disposals(e)	(1,496.0)	(2,825.9)	(356.0)	(4,677.9)
Transfers(f)	—	161.8	(161.8)	—
Change in reclamation and remediation obligations	—	(6.4)	—	(6.4)
Other	4.3	3.5	(1.2)	6.6
Balance at December 31, 2022	9,515.2	8,222.6	1,402.9	19,140.7

Accumulated depreciation, depletion, amortization and impairment charges
Balance at January 1, 2022	$(6,886.3)	$(7,098.4)	$—	$(13,984.7)
Depreciation, depletion and amortization	(490.7)	(419.2)	—	(909.9)
Impairment charge(g)	(115.1)	(128.1)	—	(243.2)
Disposals(e)	1,326.6	2,411.9	—	3,738.5
Balance at December 31, 2022	(6,165.5)	(5,233.8)	—	(11,399.3)

Net book value	$3,349.7	$2,988.8	$1,402.9	$7,741.4

Amount included above as at December 31, 2022:
Assets under construction	$338.4	$311.2	$—	$649.6
Assets not being depreciated(h)	$593.5	$734.8	$1,402.9	$2,731.2

(a)	Additions includes $14.8 million of ROU assets for lease arrangements entered into during the year ended December 31, 2022. Depreciation, depletion and amortization includes depreciation for leased ROU assets of $20.1 million during the year ended December 31, 2022. The net book value of property, plant and equipment includes leased ROU assets with an aggregate net book value of $48.9 million as at December 31, 2022.
(b)	As at December 31, 2022, the significant development and operating properties are Fort Knox, Round Mountain, Bald Mountain, Paracatu, Tasiast, La Coipa, Lobo-Marte and Manh Choh.
(c)	As at December 31, 2022, significant pre-development properties includes $1,402.9 million for Great Bear.
(d)	On February 24, 2022, the Company acquired Great Bear (see Note 6i). Land, plant, and equipment acquired included $0.3 million of ROU assets.
(e)	On June 15, 2022, the Company announced that it had completed the sale of its Russian operations (see Note 6ii) and on August 10, 2022, the Company announced that it had completed the sale of its Chirano operations (see Note 6iii).
(f)	During the year ended December 31, 2022, Manh Choh was transferred from pre-development properties to development and operating properties upon demonstration of technical feasibility and commercial viability.
(g)	As at December 31, 2022, an impairment charge relating to property, plant and equipment at Round Mountain was recorded (see Note 8ii).
(h)	Assets not being depreciated relate to land, capitalized E&E costs, assets under construction, which relate to expansion projects, and other assets that are in various stages of being readied for use.

Capitalized interest primarily relates to qualifying capital expenditures at Great Bear, Tasiast and Manh Choh and had a weighted average borrowing rate of 6.56% and 4.78% during the years ended December 31, 2023 and 2022, respectively.

At December 31, 2023, $1,569.7 million (December 31, 2022 - $1,476.3 million) of E&E assets were included in mineral interests.

During the year ended December 31, 2023, $93.4 million of E&E costs, of which $89.2 million were related to pre—development properties (year ended December 31, 2022 - $44.8 million of E&E costs, of which $36.8 million were related to pre-development properties) were capitalized and included in investing cash flows from continuing operations. Capitalized E&E costs includes $66.3 million of capitalized interest (year ended December 31, 2022 - $29.2 million). During the year ended December 31, 2023, $158.9 million of E&E costs, of which $68.5 million were relating to pre-development properties (year ended December 31, 2022 - $135.9 million of E&E costs, of which $87.0 million were related to pre-development properties), were expensed and included in operating cash flows from continuing operations.

v.	Long-term investments:

Gains and losses on equity investments at FVOCI are recorded in AOCI as follows:

	December 31, 2023		December 31, 2022
		Gains (losses) in		Gains (losses) in
	Fair value	AOCI(a)	Fair value	AOCI(a)
Investments in an accumulated gain position	$39.0	$0.3	$55.0	$3.2
Investments in an accumulated loss position	15.7	(54.2)	61.9	(70.0)
Net realized (losses) gains	—	(12.5)	—	7.6
	$54.7	$(66.4)	$116.9	$(59.2)

(a)	See note 7ix for details of changes in fair values recognized in OCI during the years ended December 31, 2023 and 2022.

vi.	Other long-term assets:

	December 31,	December 31,
	2023	2022
Long-term portion of ore in stockpiles and ore on leach pads(a)	$542.6	$396.7
Long-term receivables(b)	75.4	143.7
Advances for the purchase of capital equipment	39.5	60.1
Investment in joint venture - Puren(c)	6.5	6.1
Restricted cash(d)	—	25.0
Other	46.6	49.3
	$710.6	$680.9

(a)	Long-term portion of ore in stockpiles and ore on leach pads represents low-grade material not scheduled for processing within the next 12 months. As at December 31, 2023, long-term ore in stockpiles was at the Company’s Paracatu, Tasiast and La Coipa mines, and long-term ore on leach pads was at the Company’s Fort Knox and Round Mountain mines.
(b)	As at December 31 2023, long-term receivables included $42.1 million of VAT receivables (December 31, 2022 - $79.6 million, of which $38.5 million was collected during the year ended December 31, 2023). As at December 31, 2022, long-term receivables also included $31.6 million related to the fair value of deferred payment consideration in connection with the sale of the Company’s Chirano operations, which was reclassified to current receivables during the year ended December 31, 2023 (see Note 6iii).
(c)	The Company’s Puren joint venture investment is accounted for under the equity method. There are no publicly quoted market prices for Puren.
(d)	On December 15, 2023, prior to maturity, the Tasiast loan was repaid in full and the related restricted cash was released. See Note 11iii.
vii.	Accounts payable and accrued liabilities:

	December 31,	December 31,
	2023	2022
Trade payables	$113.7	$119.1
Accrued liabilities(a)	283.1	302.0
Employee related accrued liabilities	134.7	128.9
	$531.5	$550.0

(a)	Includes accrued interest payable of $36.3 million as at December 31, 2023 (year ended December 31, 2022 - $41.9 million). See Note 11v.

viii.	Other current liabilities:

	December 31,	December 31,
	2023	2022
Current portion of lease liabilities(a)	$10.1	$24.5
Current portion of unrealized fair value of derivative liabilities (b) and other	2.2	0.8
	$12.3	$25.3

(a)	See Note 12 for details of the current portion of lease liabilities.
(b)	See Note 9i for details of the current portion of unrealized fair value of derivative liabilities.
ix.	Accumulated other comprehensive income (loss):

	Long-term	Derivative
	Investments	Contracts	Total
Balance at December 31, 2021	$(45.7)	$26.9	$(18.8)
Other comprehensive income before tax (loss)	(13.5)	(12.0)	(25.5)
Tax	—	2.6	2.6
Balance at December 31, 2022	$(59.2)	$17.5	$(41.7)
Other comprehensive income before tax (loss)	(7.2)	(16.0)	(23.2)
Tax	—	3.6	3.6
Balance at December 31, 2023	$(66.4)	$5.1	$(61.3)

Consolidated Statements of Operations

x.	Other operating expense:

	Years ended December 31,
	2023	2022
Other operating expense	$64.5	$113.8

Other operating expense for the year ended December 31, 2023 includes environmental and other operating expenses for non-operating mining sites of $46.8 million (December 31, 2022 - $52.5 million) and project and study costs of $2.9 million (December 31, 2022 - $6.2 million).

xi.	Other (expense) income – net:

	Years ended December 31,
	2023	2022
Insurance recoveries(a)	$—	$79.8
Net loss on disposition of assets	(14.8)	(14.3)
Foreign exchange gains (losses) and other - net	(12.5)	(1.1)
	$(27.3)	$64.4

(a)	During the year ended December 31, 2022, the Company recognized $77.1 million of insurance recoveries related to the Tasiast mill fire in 2021.
xii.	Finance expense:

	Years ended December 31,
	2023	2022
Accretion of reclamation and remediation obligations	$(37.0)	$(25.5)
Interest expense, including accretion of debt and lease liabilities(a),(b)	(69.0)	(68.2)
	$(106.0)	$(93.7)

(a)	During the years ended December 31, 2023 and 2022, $108.9 million and $66.5 million, respectively, of interest was capitalized to property, plant and equipment. See Note 7iv.
(b)	During the years ended December 31, 2023 and 2022, accretion of lease liabilities was $2.1 million and $2.6 million, respectively.

Total interest paid, including interest capitalized, during the year ended December 31, 2023 was $167.3 million (year ended December 31, 2022 - $96.1 million). See Note 11v.

xiii.	Employee benefits expenses:

The following employee benefits expenses are included in production cost of sales, general and administrative, and exploration and business development expenses:

	Years ended December 31,
	2023	2022
Salaries, short-term incentives, and other benefits	$640.8	$602.5
Share-based payments	18.9	13.4
Other	15.1	30.7
	$674.8	$646.6